Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Meadow Creek
Exploration and Evaluation Assets
Derecognition charges, before tax		$ 240
Exploration and Evaluation Assets
Exploration and Evaluation Assets
Beginning balance	$ 1,758	1,995
Acquisitions and additions		3
Disposals and derecognition	(16)	(240)
Ending balance	$ 1,742	$ 1,758